Share Capital - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, issued	794,003,193	794,003,193
Ordinary shares, outstanding	794,003,193	794,003,193